Schedule III - Supplementary Insurance Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	$ 817	$ 701	$ 594
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	17,146	16,656	16,620
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	5,241	5,263	4,889
Supplementary Insurance Information, Unearned Premiums	502	416	427
Supplementary Insurance Information, Premium Revenue	19,089	18,393	16,041
Supplementary Insurance Information, Net Investment Income	1,146	1,105	1,014
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	12,490	12,233	10,334
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	259	251	242
Supplementary Insurance Information, Other Operating Expense	7,363	6,961	5,981
Health Care Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	19	22	28
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	481	488	507
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	1,229	1,400	1,098
Supplementary Insurance Information, Unearned Premiums	77	80	76
Supplementary Insurance Information, Premium Revenue	13,181	13,319	11,384
Supplementary Insurance Information, Net Investment Income	274	243	181
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	8,265	8,670	7,096
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	139	155	141
Supplementary Insurance Information, Other Operating Expense	5,185	5,086	4,742
Disability And Life Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	1	2	6
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	1,178	1,066	1,023
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	3,208	3,180	3,122
Supplementary Insurance Information, Unearned Premiums	16	17	32
Supplementary Insurance Information, Premium Revenue	2,780	2,667	2,634
Supplementary Insurance Information, Net Investment Income	267	261	244
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	2,003	1,935	1,922
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	4	6	6
Supplementary Insurance Information, Other Operating Expense	644	699	670
International Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	729	609	491
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	1,338	1,173	1,003
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	411	288	228
Supplementary Insurance Information, Unearned Premiums	382	288	282
Supplementary Insurance Information, Premium Revenue	2,990	2,268	1,882
Supplementary Insurance Information, Net Investment Income	96	82	69
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	1,697	1,255	1,080
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	110	84	89
Supplementary Insurance Information, Other Operating Expense	976	762	589
Run Off Reinsurance Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	0	0	0
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	1,172	1,139	1,287
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	240	244	288
Supplementary Insurance Information, Unearned Premiums	0	0	0
Supplementary Insurance Information, Premium Revenue	24	25	29
Supplementary Insurance Information, Net Investment Income	103	114	113
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	140	(22)	(146)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	0	0	0
Supplementary Insurance Information, Other Operating Expense	265	113	(273)
Other Operations Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	68	68	69
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	12,977	12,790	12,800
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	160	159	161
Supplementary Insurance Information, Unearned Premiums	27	31	37
Supplementary Insurance Information, Premium Revenue	114	114	112
Supplementary Insurance Information, Net Investment Income	400	404	407
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	385	395	398
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	6	6	6
Supplementary Insurance Information, Other Operating Expense	60	53	62
Corporate Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	0	0	0
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	0	0	0
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(7)	(8)	(8)
Supplementary Insurance Information, Unearned Premiums	0	0	0
Supplementary Insurance Information, Premium Revenue	0	0	0
Supplementary Insurance Information, Net Investment Income	6	1	0
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	0	0	(16)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	0	0	0
Supplementary Insurance Information, Other Operating Expense	$ 233	$ 248	$ 191